General and Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Payroll and related costs	$ 6,260	$ 6,931	$ 7,351
Professional fees	3,734	3,403	3,852
Other expenses	4,014	4,430	3,414
Total	$ 14,008	$ 14,764	$ 14,617